Shareholder Report, Line Graph (Details) - USD ($)						10 Months Ended	11 Months Ended			12 Months Ended		22 Months Ended	23 Months Ended		24 Months Ended	34 Months Ended	35 Months Ended		36 Months Ended	46 Months Ended	47 Months Ended		48 Months Ended	58 Months Ended	59 Months Ended		60 Months Ended	70 Months Ended	71 Months Ended		72 Months Ended	82 Months Ended	83 Months Ended	84 Months Ended	94 Months Ended	95 Months Ended	96 Months Ended	106 Months Ended	108 Months Ended	120 Months Ended
	Sep. 30, 2025	Sep. 22, 2020	Sep. 18, 2018	Nov. 02, 2017	Aug. 31, 2016	Aug. 31, 2018	Aug. 31, 2026	Aug. 31, 2021	Aug. 31, 2019	Aug. 31, 2026	Aug. 31, 2017	Aug. 31, 2019	Aug. 31, 2022	Aug. 31, 2020	Aug. 31, 2018	Aug. 31, 2020	Aug. 31, 2023	Aug. 31, 2021	Aug. 31, 2019	Aug. 31, 2021	Aug. 31, 2024	Aug. 31, 2022	Aug. 31, 2020	Aug. 31, 2022	Aug. 31, 2025	Aug. 31, 2023	Aug. 31, 2021	Aug. 31, 2023	Aug. 31, 2026	Aug. 31, 2024	Aug. 31, 2022	Aug. 31, 2024	Aug. 31, 2025	Aug. 31, 2023	Aug. 31, 2025	Aug. 31, 2026	Aug. 31, 2024	Aug. 31, 2026	Aug. 31, 2025	Aug. 31, 2026
C000051979 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Institutional Shares
Accumulated Value					$ 5,000,000						$ 4,545,390				$ 4,398,589				$ 5,847,502				$ 6,723,705				$ 6,122,224				$ 4,284,890			$ 3,606,726			$ 3,699,200		$ 3,213,605	$ 3,141,158.747
C000051981 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										ETF Shares Net Asset Value
Accumulated Value					10,000						9,113.758519				8,818.915284				11,722.13079				13,478.50254				12,273.77291				8,591.610417			7,231.257173			7,422.244693		6,445.585991	6,315.185265
C000194069 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Investor Shares
Accumulated Value				$ 10,000		$ 10,088						$ 10,643				$ 11,033				$ 12,228				$ 11,135				$ 11,714				$ 13,265			$ 14,220			$ 15,632
C000194068 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Admiral Shares
Accumulated Value				50,000		50,478.6553218436						53,305.1908890607				55,325.6568945718				61,387.3000387771				55,980.6118173619				58,965.0696620306				66,881.2303564103			71,749.5573670018			79,004.7006261307
C000194070 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Admiral Shares
Accumulated Value				50,000		51,995						55,556				59,098				70,639				64,753				71,435				83,006			89,055			107,223
C000194071 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Investor Shares
Accumulated Value				10,000		10,388						11,094				11,785				14,067				12,880				14,191				16,472			17,645			21,219
C000204566 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										ETF Shares Net Asset Value
Accumulated Value			$ 10,000						$ 9,764.143305					$ 10,860.86233				$ 13,624.64326				$ 10,574.85369				$ 11,775.92576				$ 13,939.11029			$ 16,018.57744			$ 20,426.94095
C000204567 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										ETF Shares Net Asset Value
Accumulated Value			10,000						10,340					13,194				17,470				14,568				16,873				21,438			24,870			29,839
C000221977 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										ETF Shares Net Asset Value
Accumulated Value		$ 10,000						$ 10,120					$ 8,648				$ 8,741				$ 9,532				$ 9,914				$ 10,050
C000263046 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										ETF Shares Net Asset Value
Accumulated Value	$ 10,000						$ 13,029
Bloomberg U S Aggregate Float Adjusted C000051979 Index [Member]
Account Value [Line Items]
Accumulated Value					5,000,000						5,023,074.259				4,968,381.223				5,483,459.548				5,843,844.558				5,840,007.59				5,159,635.977			5,105,260.384			5,477,707.88		5,652,264.21	5,756,313.786
Bloomberg U S Aggregate Float Adjusted Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg U.S. Aggregate Float Adjusted Index
Accumulated Value					10,000						10,046.14852				9,936.762445				10,966.9191				11,687.68912				11,680.01518				10,319.27195			10,210.52077			10,955.41576		11,304.52842	11,512.62757
Bloomberg Global Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg Global Aggregate Bond Index
Accumulated Value				10,000		9,982						10,758				11,353				11,412				9,402				9,393				10,041			10,390			10,452
FTSE Developed Net Tax Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										FTSE Developed Net Tax Index
Accumulated Value				10,000		10,807						10,822				12,706				16,526				14,024				16,264				20,263			23,529			28,867
Bloomberg Global Aggregate Bond C000194068 Index [Member]
Account Value [Line Items]
Accumulated Value				50,000		49,912.0221758246						53,788.0602086796				56,765.5165173741				57,060.1413882411				47,011.0162896253				46,967.1500761024				50,207.2276565326			51,949.6352926319			52,259.1637393077
FTSE Developed Net Tax C000194068 Index [Member]
Account Value [Line Items]
Accumulated Value				50,000		54,034.6321284443						54,109.5561136723				63,530.5926393834				82,629.5477919147				70,118.0744061373				81,321.2185832468				101,314.505107369			117,644.243345555			144,336.116154172
FTSE Developed Net Tax C000194070 Index [Member]
Account Value [Line Items]
Accumulated Value				50,000		54,035						54,110				63,531				82,630				70,118				81,321				101,315			117,644			144,336
Bloomberg Global Aggregate Bond C000194070 Index [Member]
Account Value [Line Items]
Accumulated Value				50,000		49,912						53,788				56,766				57,060				47,011				46,967				50,207			51,950			52,259
FTSE Global All Cap ex US Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										FTSE Global All Cap ex US Index
Accumulated Value	10,000		10,000				12,207		9,715.696027					10,575.52293				13,372.75835				10,779.32707				12,043.7138				14,192.4241			16,453.94387			20,763.36948
Dow Jones U S Total Stock Market Float Adjusted Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Dow Jones U.S. Total Stock Market Float Adjusted Index
Accumulated Value			10,000						10,127					12,274				16,363				14,116				16,198				20,437			23,682			28,453
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000						9,977					8,828				8,723				9,359				9,653				9,835
Bloomberg U S Treasury STRIPS 20 30 Year Equal Par Bond C000051979 Index [Member]
Account Value [Line Items]
Accumulated Value					5,000,000						4,540,202.026				4,414,454.091				5,833,156.76				6,788,937.224				6,121,307.641				4,285,966.777			3,614,312.214			3,708,621.615		3,224,511.566	3,163,698.646
Bloomberg U S Treasury STRIPS 20 30 Year Equal Par Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg U.S. Treasury STRIPS 20–30 Year Equal Par Bond Index
Accumulated Value					$ 10,000						$ 9,080.404052				$ 8,828.908182				$ 11,666.31352				$ 13,577.87445				$ 12,242.61528				$ 8,571.933555			$ 7,228.624428			$ 7,417.24323		$ 6,449.023132	$ 6,327.397291
Global Wellesley Income Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Global Wellesley Income Composite Index
Accumulated Value				10,000		10,058						10,762				11,159				12,437				11,160				11,723				13,236			14,303			15,809
Global Wellesley Income Composite C000194068 Index [Member]
Account Value [Line Items]
Accumulated Value				50,000		50,289.0923310054						53,808.1164721624				55,795.0513403667				62,185.1290373444				55,800.1845589388				58,616.7557114817				66,177.6544304612			71,514.3709426578			79,045.8658150372
Global Wellington Composite C000194070 Index [Member]
Account Value [Line Items]
Accumulated Value				50,000		52,625						54,866				62,161				74,427				63,913				70,776				84,132			94,203			108,609
Global Wellington Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Global Wellington Composite Index
Accumulated Value				$ 10,000		$ 10,525						$ 10,973				$ 12,432				$ 14,885				$ 12,783				$ 14,155				$ 16,826			$ 18,841			$ 21,722
FTSE Global All Cap ex US Choice Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										FTSE Global All Cap ex US Choice Index
Accumulated Value			10,000						9,780.924416					10,911.06285				13,711.48683				10,688.08201				11,860.40105				14,052.7344			16,169.69428			20,664.22913
FTSE US All Cap Choice Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										FTSE US All Cap Choice Index
Accumulated Value			$ 10,000						$ 10,354					$ 13,223				$ 17,529				$ 14,624				$ 16,952				$ 21,546			$ 25,019			$ 30,040
Bloomberg MSCI US Corporate SRI Select Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg MSCI US Corporate SRI Select Index
Accumulated Value		$ 10,000						$ 10,129					$ 8,663				$ 8,762				$ 9,563				$ 9,947				$ 10,095
FTSE Emerging ex China Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										FTSE Emerging ex China Index
Accumulated Value	$ 10,000						$ 13,125